6. EQUITY TRANSACTIONS (Details - Options exercisable) - Stock Options - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Stock options outstanding	501,690	522,668	421,916
Outstanding Weighted Average Exercise Price	$ 11.00	$ 12.50	$ 14.00
Stock options exercisable	418,923	449,751
Stock options exercisable Weighted Average Exercise Price	$ 12.00	$ 13.50
$4.00 - $9.50
Stock options outstanding	190,547
Weighted Average Remaining Life (Years)	8 years 6 months 23 days
Outstanding Weighted Average Exercise Price	$ 6.03
Stock options exercisable	107,780
Stock options exercisable Weighted Average Exercise Price	$ 5.56
$10.50 - $12.50
Stock options outstanding	220,143
Weighted Average Remaining Life (Years)	4 years 3 months
Outstanding Weighted Average Exercise Price	$ 11.98
Stock options exercisable	220,143
Stock options exercisable Weighted Average Exercise Price	$ 11.98
$18.00 - $20.50
Stock options outstanding	91,000
Weighted Average Remaining Life (Years)	3 years 18 days
Outstanding Weighted Average Exercise Price	$ 19.13
Stock options exercisable	91,000
Stock options exercisable Weighted Average Exercise Price	$ 19.13